UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2012

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stockbridge Partners LLC
Address:    200 Clarendon Street, 35th Floor
            Boston, MA 02116


Form 13F File Number: 028-14383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Sharlyn C. Heslam
Title:            Managing Director
Phone:            617-227-0050

Signature, Place, and Date of Signing:

 /s/ Sharlyn C. Heslam           Boston, MA                May 14, 2012
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                                 -----------
Form 13F Information Table Entry Total:           15
                                                 -----------
Form 13F Information Table Value Total:           $648,977
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.      Form 13F File Number         Name

  1         028-14378                  Berkshire Partners LLC
----      ---------------------        -------------------------
[Repeat as necessary.]


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



STOCKBRIDGE PARTNERS LLC

                                                              FORM 13F INFORMATION TABLE

Column 1         Column 2     Column 3     Column 4     Column 5          Column 6          Column 7               Column 8
                                                                                                               Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                       Shrs or
Name of          Title of                    Value       Prn       Shrs /  Investment        Other
Issuer           Class         CUSIP        (x$1,000)    Amount    Prn     Discretion        Manager       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BLOUNT INTL
INC. NEW         COMMON      095180105     $40,150    2,407,048     SH     DEFINED              1        2,407,048     --        --
------------------------------------------------------------------------------------------------------------------------------------
CARTER INC       COMMON      146229109     $78,157    1,570,364     SH     DEFINED              1        1,570,364     --        --
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTL CORP        COMMON      228227104     $21,866      409,932     SH     DEFINED              1          409,932     --        --
------------------------------------------------------------------------------------------------------------------------------------
LPL INVT
HLDGS INC        COMMON      50213H100     $69,081    1,820,794     SH     DEFINED              1        1,820,794     --        --
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA           COM
SOLUTIONS INC      NEW       620076307     $46,276      910,416     SH     DEFINED              1          910,416     --        --
------------------------------------------------------------------------------------------------------------------------------------
MSCI INC        CLASS A      55354G100     $63,611    1,728,096     SH     DEFINED              1        1,728,096     --        --
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL
CINEMEDIA, INC   COMMON      635309107     $17,226    1,125,866     SH     DEFINED              1        1,125,866     --        --
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE
WASTE
SOLUTIONS        COMMON      74339G101     $40,084    1,848,906     SH     DEFINED              1        1,848,906     --        --
------------------------------------------------------------------------------------------------------------------------------------
SBA
COMMUNICATIONS
CORP             COMMON      78388J106     $21,995      432,887     SH     DEFINED              1          432,887     --        --
------------------------------------------------------------------------------------------------------------------------------------
SENSATA TECH.
HLDG NV           SHS        N7902X106     $47,685    1,424,283     SH     DEFINED              1        1,424,283     --        --
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM
GROUP INC        COMMON      893641100     $88,344      763,162     SH     DEFINED              1          763,162     --        --
------------------------------------------------------------------------------------------------------------------------------------
TYLER
TECHNOLOGIES
INC              COMMON      902252105     $23,535      612,725     SH     DEFINED              1          612,725     --        --
------------------------------------------------------------------------------------------------------------------------------------
VISA INC       COMMON CL A   92826C839     $54,722      463,745     SH     DEFINED              1          463,745     --        --
------------------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS
INC              COMMON      92927K103     $17,021      281,428     SH     DEFINED              1          281,428     --        --
------------------------------------------------------------------------------------------------------------------------------------
XYLEM INC        COMMON      98419M100     $19,225      692,788     SH     DEFINED              1          692,788     --        --
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